Annual Total Returns (dei_DocumentInformationDocumentAxis, (Oppenheimer Global Fund), Class A)	0 Months Ended
Jan. 28, 2013
(Oppenheimer Global Fund) | Class A
Bar Chart Table:
Annual Return 2003	43.08%
Annual Return 2004	18.67%
Annual Return 2005	13.83%
Annual Return 2006	17.38%
Annual Return 2007	5.97%
Annual Return 2008	(41.03%)
Annual Return 2009	39.20%
Annual Return 2010	15.68%
Annual Return 2011	(8.69%)
Annual Return 2012	20.75%